LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 3)	3 Months Ended								12 Months Ended
	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2007	Sep. 30, 2015 USD ($) class family	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Principal Balance
Total	$ 1,203,344,562			$ 1,122,811,271					$ 1,203,344,562	$ 1,122,811,271
Activity in the allowance for loan losses
Balance at the beginning of the period			$ 15,978,421				$ 18,306,114		15,978,421	18,306,114	$ 17,116,595
Provision charged (credit) to expense	500,000	$ 1,000,000	500,000	310,000	$ 200,000	$ 500,000	200,000		2,000,000	1,210,000	12,090,000
Charge-offs									2,947,433	5,993,644	15,685,376
Recoveries									768,119	2,455,951	4,784,895
Net charge-offs									2,179,314	3,537,693	10,900,481
Balance at the end of the period	15,799,107			15,978,421					$ 15,799,107	15,978,421	18,306,114
Single-family residential loans
Allowance for loan losses
Number of classes in loans receivable | class									3
Proceeds from the sale of foreclosed property									$ 0
Principal Balance
Total	430,619,619			403,103,717					430,619,619	403,103,717
Activity in the allowance for loan losses
Balance at the beginning of the period			7,671,441				9,973,713		7,671,441	9,973,713
Provision charged (credit) to expense									(95,458)	853,386
Charge-offs									2,300,320	3,966,996	7,398,939
Recoveries									593,511	811,338	856,498
Balance at the end of the period	5,869,174			7,671,441					$ 5,869,174	7,671,441	9,973,713
Single-family residential loans | Minimum
Allowance for loan losses
Number of families per real estate property securing loans receivable | family									1
Loan-to-value ratio required at the time of origination for private mortgage insurance (as a percent)									80.00%
Single-family residential loans | Maximum
Allowance for loan losses
Number of families per real estate property securing loans receivable | family									4
Loan-to-value ratio at the time of origination (as a percent)									80.00%
Residential First Mortgage
Principal Balance
Total	318,267,276			273,370,228					$ 318,267,276	273,370,228
Activity in the allowance for loan losses
Charge-offs									806,155	1,771,410	3,364,443
Recoveries									157,942	396,557	79,968
Residential Second Mortgage
Principal Balance
Total	41,822,172			39,554,425					41,822,172	39,554,425
Activity in the allowance for loan losses
Charge-offs									398,404	618,306	1,632,770
Recoveries									$ 189,112	91,735	232,353
Residential Second Mortgage | Minimum
Allowance for loan losses
Loan-to-value ratio at the time of origination (as a percent)									80.00%
Residential Second Mortgage | Maximum
Allowance for loan losses
Combined loan to value ratio (as a percent)								80.00%
Home Equity Lines of Credit
Allowance for loan losses
Initial maturity period									10 years
Initial period for payment of interest									10 years
Monthly principal payments due prior to maturity									$ 0
Maturity period									15 years
Initial draw period requiring interest-only payments									5 years
Draw period requiring payment of principal and interest on a fully-amortizing basis									10 years
Principal Balance
2016	15,749,000								$ 15,749,000
2017	18,002,000								18,002,000
2018	22,728,000								22,728,000
2019	7,987,000								7,987,000
Thereafter	6,064,000								6,064,000
Total	70,530,171			90,179,064					70,530,171	90,179,064
Activity in the allowance for loan losses
Charge-offs									1,095,761	1,577,280	2,401,726
Recoveries									$ 246,457	323,046	544,177
Commercial Loan
Allowance for loan losses
Number of classes in loans receivable | class									4
Principal Balance
Total	771,073,978			715,682,926					$ 771,073,978	715,682,926
Activity in the allowance for loan losses
Balance at the beginning of the period			$ 8,084,608				$ 8,110,926		8,084,608	8,110,926
Provision charged (credit) to expense									2,088,617	258,807
Charge-offs									419,205	1,898,975	8,179,343
Recoveries									146,961	1,613,850	3,883,176
Balance at the end of the period	9,900,981			8,084,608					9,900,981	8,084,608	8,110,926
Commercial And Multi Family Real Estate
Activity in the allowance for loan losses
Charge-offs									358,546	15,215	1,012,650
Recoveries									92,305	764,868	1,638,249
Commercial Land Acquisition And Development
Principal Balance
Total	32,584,435			37,051,375					32,584,435	37,051,375
Activity in the allowance for loan losses
Charge-offs										1,882,765	73,094
Recoveries									8,000	600	23,160
Commercial Real Estate Construction Financing Receivable
Principal Balance
Total	79,389,600			46,777,239					79,389,600	46,777,239
Activity in the allowance for loan losses
Charge-offs											259,743
Recoveries									3,904	260	1,800,303
Commercial And Industrial
Principal Balance
Total	258,229,211			235,296,970					258,229,211	235,296,970
Activity in the allowance for loan losses
Charge-offs									60,659	995	6,833,856
Recoveries									42,752	848,122	421,464
Consumer And Installment
Principal Balance
Total	$ 1,650,965			$ 4,024,628					1,650,965	4,024,628
Activity in the allowance for loan losses
Charge-offs									227,908	127,673	107,094
Recoveries									$ 27,647	$ 30,763	$ 45,221